Taxation	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Taxation
TAXATION

	US Dollars
Figures in millions	2017	2016	2015

Balance at beginning of year	97	64	41
Refunds during the year	14	12	21
Payments during the year	(174)	(165)	(184)
Taxation of items included in the income statement	190	234	192
Offset of VAT and other taxes	(78)	(47)	—
Translation	1	(1)	(6)
Balance at end of year	50	97	64
Included in the statement of financial position as follows:
Taxation asset included in trade and other receivables	(3)	(14)	(27)
Taxation liability	53	111	91
	50	97	64